Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	At The Market Offering	Public Offering	Common stock	Common stock At The Market Offering	Common stock Public Offering	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance (in shares) at Dec. 31, 2019				136,416,981
Balance at Dec. 31, 2019	$ 89,359			$ 1,094,633			$ 6,857	$ 10,079	$ (998,320)	$ (23,890)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)				829,553
Issuance of common shares on exercise of share units	0			$ 1,433			(1,433)
Issuance of common shares on conversions of convertible debt (in shares)				3,607,468
Issuance of common shares on conversions of convertible debt	5,122			$ 5,122
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)				3,215,970
Issuance of common shares on at-the-market public offering, net of costs incurred	13,904			$ 13,904
Change in fair value of the embedded conversion feature on convertible debt	1,437							1,437
Stock-based compensation	2,247						2,247
Net income (loss) for the year	(7,359)								(7,359)
Other comprehensive income (loss)	$ (651)									(651)
Balance (in shares) at Dec. 31, 2020	144,069,972			144,069,972
Balance at Dec. 31, 2020	$ 104,059			$ 1,115,092			7,671	11,516	(1,005,679)	(24,541)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)				327,774
Issuance of common shares on exercise of share units	0			$ 1,001			(1,001)
Issuance of common shares on conversions of convertible debt (in shares)				3,651,867
Issuance of common shares on conversions of convertible debt	5,186			$ 5,186
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)					1,819,712	20,930,000
Issuance of common shares on at-the-market public offering, net of costs incurred	120,727	$ 12,806	$ 107,921		$ 12,806	$ 107,921
Stock-based compensation	1,742						1,742
Net income (loss) for the year	13,658								13,658
Other comprehensive income (loss)	$ (8,953)									(8,953)
Balance (in shares) at Dec. 31, 2021	170,799,325			170,799,325
Balance at Dec. 31, 2021	$ 236,419			$ 1,242,006			$ 8,412	$ 11,516	$ (992,021)	$ (33,494)